Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.68%
Advertising–1.33%
Trade Desk, Inc. (The), Class A(b)	488,957	$43,947,455
Aerospace & Defense–0.17%
Airbus SE (France)	36,450	5,515,853
Apparel Retail–0.03%
MYT Netherlands Parent B.V., ADR (Germany)(b)	276,429	1,102,952
Application Software–3.24%
Cadence Design Systems, Inc.(b)	162,270	43,433,188
Datadog, Inc., Class A(b)	117,630	13,696,837
HubSpot, Inc.(b)	68,850	34,220,516
Tyler Technologies, Inc.(b)	27,000	15,338,970
		106,689,511
Asset Management & Custody Banks–5.10%
Blackstone, Inc., Class A	444,330	63,161,509
Blue Owl Capital, Inc.(c)	1,395,900	26,619,813
KKR & Co., Inc., Class A	633,500	78,205,575
		167,986,897
Biotechnology–2.05%
Alnylam Pharmaceuticals, Inc.(b)	75,600	17,951,976
Natera, Inc.(b)	324,900	33,266,511
Regeneron Pharmaceuticals, Inc.(b)	15,300	16,511,607
		67,730,094
Broadline Retail–7.84%
Amazon.com, Inc.(b)	1,267,650	237,025,197
MercadoLibre, Inc. (Brazil)(b)	12,780	21,328,542
		258,353,739
Communications Equipment–1.54%
Arista Networks, Inc.(b)	146,259	50,686,056
Construction Machinery & Heavy Transportation Equipment– 0.67%
Wabtec Corp.	136,260	21,958,299
Construction Materials–0.84%
Vulcan Materials Co.	100,890	27,695,314
Consumer Staples Merchandise Retail–0.17%
Walmart, Inc.	79,860	5,481,590
Diversified Metals & Mining–0.76%
Ivanhoe Mines Ltd., Class A (Canada)(b)	1,919,700	25,097,298
Diversified Support Services–0.65%
Cintas Corp.	27,900	21,313,926
Electrical Components & Equipment–2.69%
AMETEK, Inc.	89,100	15,457,068
Eaton Corp. PLC	101,700	30,997,143
Vertiv Holdings Co., Class A	535,950	42,179,265
		88,633,476
Shares		Value
Electronic Components–0.67%
Coherent Corp.(b)	315,000	$21,949,200
Environmental & Facilities Services–0.57%
Clean Harbors, Inc.(b)	78,480	18,735,530
Financial Exchanges & Data–2.55%
Intercontinental Exchange, Inc.	218,414	33,102,826
Moody’s Corp.	111,510	50,902,085
		84,004,911
Food Distributors–0.98%
US Foods Holding Corp.(b)	592,200	32,209,758
Health Care Equipment–3.49%
Boston Scientific Corp.(b)	473,850	35,008,038
DexCom, Inc.(b)	175,140	11,877,995
Intuitive Surgical, Inc.(b)	153,270	68,145,375
		115,031,408
Home Improvement Retail–0.58%
Home Depot, Inc. (The)	19,170	7,057,627
Lowe’s Cos., Inc.	49,175	12,072,954
		19,130,581
Hotels, Resorts & Cruise Lines–1.13%
Booking Holdings, Inc.	10,071	37,413,866
Industrial Machinery & Supplies & Components–0.99%
Parker-Hannifin Corp.	40,590	22,777,484
Symbotic, Inc.(b)(c)	369,000	9,892,890
		32,670,374
Integrated Oil & Gas–0.71%
Suncor Energy, Inc. (Canada)	584,100	23,327,617
Interactive Home Entertainment–1.09%
Nintendo Co. Ltd. (Japan)	322,200	17,804,253
Take-Two Interactive Software, Inc.(b)	120,600	18,153,918
		35,958,171
Interactive Media & Services–9.04%
Alphabet, Inc., Class A	8,280	1,420,351
Alphabet, Inc., Class C	1,004,760	173,974,194
Meta Platforms, Inc., Class A	257,760	122,392,181
		297,786,726
Investment Banking & Brokerage–0.36%
Jefferies Financial Group, Inc.	202,500	11,840,175
Leisure Facilities–0.58%
Life Time Group Holdings, Inc.(b)(c)	928,165	19,277,987
Life Sciences Tools & Services–1.19%
Danaher Corp.	53,640	14,862,571
ICON PLC(b)	74,160	24,357,111
		39,219,682
Movies & Entertainment–2.24%
Netflix, Inc.(b)	82,710	51,970,829

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Movies & Entertainment–(continued)
Spotify Technology S.A. (Sweden)(b)	63,133	$21,713,964
		73,684,793
Oil & Gas Equipment & Services–0.63%
TechnipFMC PLC (United Kingdom)	700,400	20,661,800
Other Specialized REITs–0.16%
EPR Properties	120,600	5,427,000
Passenger Ground Transportation–1.06%
Uber Technologies, Inc.(b)	544,050	35,074,904
Personal Care Products–0.33%
e.l.f. Beauty, Inc.(b)	63,720	10,996,798
Pharmaceuticals–2.74%
Eli Lilly and Co.	75,780	60,947,580
Novo Nordisk A/S, ADR (Denmark)	222,060	29,451,818
		90,399,398
Semiconductor Materials & Equipment–2.76%
ASML Holding N.V., New York Shares (Netherlands)	58,140	54,459,738
Lam Research Corp.	39,690	36,564,016
		91,023,754
Semiconductors–16.86%
Astera Labs, Inc.(b)(c)	264,447	11,593,356
Broadcom, Inc.	537,300	86,333,364
Microchip Technology, Inc.	369,000	32,759,820
Micron Technology, Inc.	175,140	19,233,875
Monolithic Power Systems, Inc.	44,730	38,606,016
NVIDIA Corp.	3,137,650	367,167,803
		555,694,234
Systems Software–10.94%
Microsoft Corp.	757,620	316,950,327
ServiceNow, Inc.(b)	53,379	43,471,324
		360,421,651
Shares		Value
Technology Hardware, Storage & Peripherals–8.50%
Apple, Inc.	1,261,755	$280,210,550
Trading Companies & Distributors–0.40%
United Rentals, Inc.	17,640	13,355,244
Transaction & Payment Processing Services–2.05%
Mastercard, Inc., Class A	145,386	67,416,942
Total Common Stocks & Other Equity Interests (Cost $1,562,975,725)		3,285,115,514
Money Market Funds–0.32%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	3,654,567	3,654,567
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	6,786,788	6,786,788
Total Money Market Funds (Cost $10,441,355)		10,441,355
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $1,573,417,080)		3,295,556,869
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.97%
Invesco Private Government Fund, 5.30%(d)(e)(f)	17,956,436	17,956,436
Invesco Private Prime Fund, 5.48%(d)(e)(f)	46,911,920	46,925,994
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,882,430)		64,882,430
TOTAL INVESTMENTS IN SECURITIES–101.97% (Cost $1,638,299,510)		3,360,439,299
OTHER ASSETS LESS LIABILITIES—(1.97)%		(64,969,569)
NET ASSETS–100.00%		$3,295,469,730
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,889,486	$109,978,244	$(113,213,163)	$-	$-	$3,654,567	$152,103
Invesco Liquid Assets Portfolio, Institutional Class	4,979,875	75,824,301	(80,804,182)	(332)	338	-	110,244
Invesco Treasury Portfolio, Institutional Class	7,873,698	130,895,841	(131,982,751)	-	-	6,786,788	176,101
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,120,822	$291,617,595	$(285,781,981)	$-	$-	$17,956,436	$746,403*
Invesco Private Prime Fund	31,355,635	592,094,964	(576,537,581)	-	12,976	46,925,994	1,962,483*
Total	$63,219,516	$1,200,410,945	$(1,188,319,658)	$(332)	$13,314	$75,323,785	$3,147,334

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,261,795,408	$23,320,106	$—	$3,285,115,514
Money Market Funds	10,441,355	64,882,430	—	75,323,785
Total Investments	$3,272,236,763	$88,202,536	$—	$3,360,439,299
Invesco Summit Fund